SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 1,300,160	$ 199,258	¥ 2,230,176	¥ 2,881,940
Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	1,055,815		1,974,380	2,447,332
Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			10,217	116,571
Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			32,346	43,494
Other services
Disaggregation Of Revenue [Line Items]
Net revenue	244,345		213,233	274,543
Loan facilitation services
Disaggregation Of Revenue [Line Items]
Net revenue	943,084		1,747,065	2,246,908
Loan facilitation services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	943,084		1,742,708	2,245,941
Loan facilitation services | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			4,357	51
Loan facilitation services | Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue				916
Post-origination services
Disaggregation Of Revenue [Line Items]
Net revenue	112,731		267,047	241,968
Post-origination services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	112,731		230,024	174,370
Post-origination services | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			5,854	26,938
Post-origination services | Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			31,169	40,660
Other revenues
Disaggregation Of Revenue [Line Items]
Net revenue	244,345		216,064	393,064
Other revenues | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue			1,648	27,021
Other revenues | Other online standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			6	89,582
Other revenues | Offline and non-standard loan products
Disaggregation Of Revenue [Line Items]
Net revenue			1,177	1,918
Other revenues | Other services
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 244,345		¥ 213,233	¥ 274,543